Income Taxes - Summary of Net Deferred Tax Assets (Details) - Flame Acquisition Corp [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Start-up/organization costs	$ 1,800,897	$ 1,560,694
Total deferred tax assets	1,800,897	1,560,694
Valuation allowance	(1,800,897)	(1,560,694)
Deferred tax asset, net of allowance	$ 0	$ 0